SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

As at June 30, 2022, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	7.34	296,665	296,665
November 19, 2019	November 19, 2029	$2.50	7.39	50,000	50,000
April 30, 2020	April 30, 2030	$2.50	7.84	87,000	87,000
April 30, 2020	April 30, 2030	$3.85	7.84	110,000	110,000
July 3, 2020	July 3, 2025	$3.20	3.01	100,000	100,000
November 24, 2020	November 24, 2030	$2.50	8.41	32,000	21,000
February 2, 2021	February 2, 2031	$13.20	8.60	30,000	20,000
March 8, 2021	March 8, 2026	$13.90	3.69	10,000	7,500
April 27, 2021	April 27, 2031	$10.15	8.83	182,000	60,657
September 9, 2021	September 9, 2026	$4.84	4.44	25,826	-
				923,491	752,822

SUMMARY OF CHANGES IN STOCK OPTIONS

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2020	1,193,659	$2.75
Forfeited	(405,494)	2.50
Granted	247,826	10.12
Outstanding, December 31, 2021	1,035,991	$4.60
Exercised	(12,500)	2.50
Forfeited	(100,000)	3.20
Outstanding, June 30, 2022	923,491	$4.78

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

Six months ended June 30,	2022	2021
Risk free interest rate	3.21%	0.69%-1.40%
Expected volatility	68.75%	111.87%-113.16%
Expected life	5 years	5 years
Expected dividend yield	0%	0%
Exercise price	$13.90	$13.20-13.90

SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS

As at June 30, 2022, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2020	614,666
Vested	(448,660)
Issued	348,826
Outstanding, December 31, 2021	514,832
Vested	(11,666)
Issued	1,630,000
Outstanding, June 30, 2022	2,133,166

SCHEDULE OF WARRANT DERIVATIVE LIABILITY

Warrant Derivative Liability

Balance at January 1, 2021	$748,634
Warrant issuance	8,261,511
Exercised	(98,048)
Change in fair value of warrants outstanding	(4,046,325)
Balance at December 31, 2021	$4,865,772
Exercised	(74,227)
Change in fair value of warrants outstanding	(4,565,235)
Balance at June 30, 2022	$226,310

Derivative liability
Warrants	$226,310
Contingent consideration (note 4)	470,114
Derivative liability at June 30, 2022	$696,424

SCHEDULE OF WARRANTS AND FAIR VALUE OUTSTANDING

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price	Number of Warrants Outstanding at June 30, 2022	Fair Value at June 30, 2022	Number of Warrants Outstanding at December 31, 2021	Fair Value at December 31, 2021
November 30, 2020	US$ 3.55	481,484	$5,584	482,425	$182,262
February 5, 2021	US$ 3.55	1,319,675	40,813	1,323,275	951,226
March 5, 2021	US$ 3.55	5,142,324	179,913	5,154,321	3,732,284
		6,943,483	$226,310	6,960,021	$4,865,772

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS

The fair values of these warrants were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	June 30, 2022	December 31, 2021
Risk free interest rate	3.09%	0.23%-0.95%%
Expected volatility	97.55%-103.15%	70.95%-144.59%
Expected life	0.42-2.21 years	2-3 years
Expected dividend yield	0%	0%

SUMMARY OF CHANGES IN WARRANTS

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2020	2,416,864	$2.95
Exercised	(1,939,534)	2.54
Forfeited	(6,000)	2.50
Issued	7,943,489	5.10
Outstanding, December 31, 2021	8,414,819	$4.99
Exercised	(16,538)	4.44
Outstanding June 30, 2022	8,398,281	$4.99

SCHEDULE OF WARRANTS OUTSTANDING

As at June 30, 2022, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price	Number of warrants outstanding
November 30, 2020	November 30, 2022	US$ 3.55	481,484
February 5, 2021	February 5, 2023	US$ 3.55	1,319,675
March 5, 2021	March 5, 2023	US$ 3.55	5,142,324
March 22, 2021	March 22, 2023	CDN$ 13.35	1,200,000
July 29, 2021	July 29, 2024	US$ 5.00	250,000
September 14, 2021	September 14, 2024	US$ 5.00	4,798
			8,398,281